Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2015
Registrant Name	MATTHEWS INTERNATIONAL FUNDS
Central Index Key	0000923184
Amendment Flag	false
Document Creation Date	Nov. 30, 2015
Document Effective Date	Nov. 30, 2015
Prospectus Date	Nov. 30, 2015
MATTHEWS ASIA VALUE FUND | Investor Class Shares
Prospectus:
Trading Symbol	MAVRX
MATTHEWS ASIA VALUE FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MAVAX